INITIAL PUBLIC OFFERING (Details Narrative) - IPO [Member]	Feb. 23, 2022 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock | shares	28,750,000
Share price | $ / shares	$ 10.00
Number of Warrants | shares	1
Exercise price of warrants | $ / shares	$ 11.50